ACQUISITION OF DECAHEDRON, LTD (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition Of Decahedron Ltd Tables
Unaudited allocation of purchase price

	Preliminary Allocation as of
	February 10,	Allocation	Final
	2017	Adjustments	Allocation
Current assets	$6,537	$-	$6,537
Intangible assets	50,000	-	50,000
Other assets	305,400	(216,562)	88,838
Total assets acquired	361,937	(216,562)	145,375
Liabilities assumed:
Debt	804,819	(188,560)	616,259
Total liabilities assumed	804,819	(188,560)	616,259
Net assets acquired	(442,882)	(28,002)	(470,884)
Consideration:
Value of Common Stock Issued at Acquisition	1,479,000	-	1,479,000
Goodwill	$1,921,882	$28,002	$1,949,884

Intangible assets
	Amount	Useful Life (Years)
Licenses (a)	$50,000	5
	$50,000	-

Unaudited Supplemental Pro Forma Data
	Years Ended December 31,
	2017	2016
Revenues	$30,206,825	$8,756,772
Cost of revenues	28,256,544	8,128,159
Gross profit	1,950,281	628,613

Operating expenses	6,856,585	991,901
Operating loss	(4,906,304)	(363,288)

Other income (expense)	(1,372,288)	(506,343)

Income tax (expense)	(2,801)	30,803

Net Loss	$(6,281,393)	$(838,828)

Other comprehensive loss	(343,766)	1,940
Comprehensive net loss	$(6,616,159)	$(836,888)